Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.05819%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,560,789.55

Principal:
Principal Collections	$23,204,394.73
Prepayments in Full	$11,438,780.36
Liquidation Proceeds	$204,146.99
Recoveries	$210,031.74
Sub Total	$35,057,353.82
Collections	$38,618,143.37

Purchase Amounts:
Purchase Amounts Related to Principal	$182,545.63
Purchase Amounts Related to Interest	$1,220.19
Sub Total	$183,765.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,801,909.19

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,801,909.19
Servicing Fee	$780,454.72	$780,454.72	$0.00	$0.00	$38,021,454.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,021,454.47
Interest - Class A-2a Notes	$288,070.57	$288,070.57	$0.00	$0.00	$37,733,383.90
Interest - Class A-2b Notes	$198,900.03	$198,900.03	$0.00	$0.00	$37,534,483.87
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$35,686,025.54
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$35,412,025.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,412,025.54
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$35,238,335.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,238,335.54
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$35,238,335.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,238,335.54
Regular Principal Payment	$32,780,910.27	$32,780,910.27	$0.00	$0.00	$2,457,425.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,457,425.27
Residual Released to Depositor	$0.00	$2,457,425.27	$0.00	$0.00	$0.00
Total		$38,801,909.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,780,910.27
Total					$32,780,910.27

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,044,537.76	$60.15	$288,070.57	$0.96	$18,332,608.33	$61.11
Class A-2b Notes	$14,736,372.51	$60.15	$198,900.03	$0.81	$14,935,272.54	$60.96
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$32,780,910.27	$20.76	$2,783,118.93	$1.76	$35,564,029.20	$22.52

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$80,019,601.82	0.2667320	$61,975,064.06	0.2065835
Class A-2b Notes	$65,349,341.50	0.2667320	$50,612,968.99	0.2065835
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$849,308,943.32	0.5378982	$816,528,033.05	0.5171368

Pool Information
Weighted Average APR	4.848%	4.855%
Weighted Average Remaining Term	43.80	43.02
Number of Receivables Outstanding	31,342	30,683
Pool Balance	$936,545,660.55	$901,240,926.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$880,887,900.62	$848,106,990.35
Pool Factor	0.5545644	0.5336591

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$53,133,936.17
Targeted Overcollateralization Amount	$84,712,893.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,712,893.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		54	$274,866.32
(Recoveries)		41	$210,031.74
Net Loss for Current Collection Period			$64,834.58
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0831%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4705%
Second Prior Collection Period			0.9602%
Prior Collection Period			0.9478%
Current Collection Period			0.0847%
Four Month Average (Current and Prior Three Collection Periods)			0.6158%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,247	$7,514,043.03
(Cumulative Recoveries)			$766,638.03
Cumulative Net Loss for All Collection Periods			$6,747,405.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3995%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,025.70
Average Net Loss for Receivables that have experienced a Realized Loss			$5,410.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.88%	205	$7,903,920.78
61-90 Days Delinquent	0.14%	30	$1,283,386.00
91-120 Days Delinquent	0.05%	9	$412,167.93
Over 120 Days Delinquent	0.03%	8	$251,589.85
Total Delinquent Receivables	1.09%	252	$9,851,064.56

Repossession Inventory:
Repossessed in the Current Collection Period		27	$1,121,085.39
Total Repossessed Inventory		39	$1,712,906.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1343%
Prior Collection Period			0.1787%
Current Collection Period			0.1532%
Three Month Average			0.1554%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2161%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	85	$3,365,279.91
2 Months Extended	128	$5,415,523.35
3+ Months Extended	31	$1,217,427.56

Total Receivables Extended	244	$9,998,230.82
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer